CONSOLIDATE STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net Income (loss) for the period	R$ (2,052,518)	R$ 699,848	R$ (15,471,579)	R$ (529,284)
Items that will not be reclassified to profit or loss
Tax effect of the subsidiary effect	(495)	(617)	(869)	(1,117)
Total other comprehensive income that will not be reclassified to profit or loss, net of tax	(2,051,557)	701,047	(15,469,892)	(527,115)
Items that may be subsequently reclassified to profit or loss
Exchange variation on conversion of financial statements and on foreign investments	(1,451)	(20,158)	(4,811)	(8,413)
Total comprehensive Income (loss) for the period	(2,053,008)	680,889	(15,474,703)	(535,528)
Attributable to
Controlling shareholders'	(2,057,591)	681,589	(15,482,755)	(532,499)
Non-controlling interest	4,583	(700)	8,052	(3,029)
Ensyn Corporation
Items that will not be reclassified to profit or loss
Exchange rate variation and fair value on financial assets measured at fair value through of comprehensive income		1,833		3,156
CelluForce Inc.
Items that will not be reclassified to profit or loss
Exchange rate variation and fair value on financial assets measured at fair value through of comprehensive income	R$ 1,456	70	R$ 2,556	532
Spinnova Oy
Items that will not be reclassified to profit or loss
Exchange rate variation and fair value on financial assets measured at fair value through of comprehensive income		R$ (87)		R$ (402)